Acquisition - Identified intangible assets based on the following useful lives (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 17,279
Technology | Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Technology-based intangible assets recognised as of acquisition date	$ 15,976
Estimated Useful Life	12 years
Customer-related intangible assets [member] | Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	$ 1,048
Estimated Useful Life	7 years
Non-compete agreements
Disclosure of detailed information about business combination [line items]
Estimated Useful Life		3 years
Non-compete agreements | Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date	$ 255
Estimated Useful Life	3 years